Summary of Significant Accounting Policies (Policies)	12 Months Ended
Oct. 31, 2022
Statement [Line Items]
Basis Of Consolidation
BASIS OF CONSOLIDATION
The Consolidated Financial Statements include the assets, liabilities, results of operations, and cash flows of the Bank and its subsidiaries including certain structured entities which it controls.
The Bank’s Consolidated Financial Statements have been prepared using uniform accounting policies for like transactions and events in similar circumstances. All intercompany transactions, balances, and unrealized gains and losses on transactions are eliminated on consolidation.
Subsidiaries
Subsidiaries are corporations or other legal entities controlled by the Bank, generally through directly holding more than half of the voting power of the entity. Control of subsidiaries is determined based on the power exercisable through ownership of voting rights and is generally aligned with the risks and/or returns (collectively referred to as “variable returns”) absorbed from subsidiaries through those voting rights. As a result, the Bank controls and consolidates subsidiaries when it holds the majority of the voting rights of the subsidiary, unless there is evidence that another investor has control over the subsidiary. The existence and effect of potential voting rights that are currently exercisable or convertible are considered in assessing whether the Bank controls an entity. Subsidiaries are consolidated from the date the Bank obtains control and continue to be consolidated until the date when control ceases to exist.
The Bank may consolidate certain subsidiaries where it owns 50% or less of the voting rights. Most of those subsidiaries are structured entities as described in the following section.
Structured Entities
Structured entities are entities created to accomplish a narrow and well-defined objective. Structured entities may take the form of a corporation, trust, partnership, or unincorporated entity. They are often created with legal arrangements that impose limits on the decision-making
powers of their governing board, trustee, or management. Structured entities are consolidated when the substance of the relationship between the Bank and the structured entity indicates that the Bank controls the entity. When assessing whether the Bank has to consolidate a structured entity, the Bank evaluates three primary criteria in order to conclude whether, in substance:
•	The Bank has the power to direct the activities of the structured entity that have the most significant impact on the entity’s variable returns;
•	The Bank is exposed to significant variable returns arising from the entity; and
•	The Bank has the ability to use its power to affect the variable returns to which it is exposed.
Consolidation conclusions are reassessed at the end of each financial reporting period. The Bank’s policy is to consider the impact on consolidation of all significant changes in circumstances, focusing on the following:
•	Substantive changes in ownership, such as the purchase or disposal of more than an insignificant interest in an entity;
•	Changes in contractual or governance arrangements of an entity;
•	Additional activities undertaken, such as providing a liquidity facility beyond the original terms or entering into a transaction not originally contemplated;
•	Changes in the financing structure of an entity; and
•	Changes in the rights to exercise power over an entity.
Investments in Associates and Joint Ventures
Entities over which the Bank has significant influence are associates and entities over which the Bank has joint control are joint ventures. Significant influence is the power to participate in the financial and operating policy decisions of an investee, but is not control or joint control over these entities. Significant influence is presumed to exist where the Bank holds between 20% and 50% of the voting rights of an entity. Significant influence may also exist where the Bank holds less than 20% of the voting rights and has influence over financial and operating policy-making processes, through board representation and significant commercial arrangements. Associates and joint ventures are accounted for using the equity method of accounting. Investments in associates and joint ventures are carried on the Consolidated Balance Sheet initially at cost and increased or decreased to recognize the Bank’s share of the profit or loss of the associate or joint venture, capital transactions, including the receipt of any dividends, and write-downs to reflect any impairment in the value of such entities. These increases or decreases, together with any gains and losses realized on disposition, are reported on the Consolidated Statement of Income. The carrying amount of the investments also includes the Bank’s share of the investee’s other comprehensive income or loss, which is reported in the relevant section of the Consolidated Statement of Comprehensive Income.
At each balance sheet date, the Bank assesses whether there is any objective evidence that the investment in an associate or joint venture is impaired. The Bank calculates the amount of impairment as the difference between the higher of fair value or value-in-use
and its carrying value.

Cash And Due From Banks
CASH AND DUE FROM BANKS
Cash and due from banks consist of cash and amounts due from banks which are issued by investment grade financial institutions. These amounts are due on demand or have an original maturity of three months or less.

Revenue Recognition
REVENUE RECOGNITION
Revenue is recognized at an amount that reflects the consideration the Bank expects to be entitled to in exchange for transferring services to a customer, excluding amounts collected on behalf of third parties. The Bank recognizes revenue when it transfers control of a good or a service to a customer at a point in time or over time. The determination of when performance obligations are satisfied requires the use of judgment. Refer to Note 3 for further details.
The Bank identifies contracts with customers subject to IFRS 15,
Revenue from Contracts with Customers
, which create enforceable rights and obligations. The Bank determines the performance obligations based on distinct services promised to the customers in the contracts. The Bank’s contracts generally have a term of one year or less, consist of a single performance obligation, and the performance obligations generally reflect services.
For each contract, the Bank determines the transaction price, which includes estimating variable consideration and assessing whether the price is constrained. Variable consideration is included in the transaction price to the extent that it is highly probable that a significant reversal of the amount will not occur when the uncertainty associated with the amount of variable consideration is subsequently resolved. As such, the estimate of the variable consideration is constrained until the end of the invoicing period. The uncertainty is generally resolved at the end of the reporting period and as such, no significant judgment is required when recognizing variable consideration in revenues.
The Bank’s receipt of payment from customers generally occurs subsequent to the satisfaction of performance obligations or a short time thereafter. As such, the Bank has not recognized any material contract assets (unbilled receivables) or contract liabilities (deferred revenues) and there is no significant financing component associated with the consideration due to the Bank.
When another party is involved in the transfer of services to a customer, an assessment is made to evaluate whether the Bank is the principal such that revenues are reported on a gross basis or the agent such that revenues are reported on a net basis. The Bank is the principal when it controls the services in the contract promised to the customer before they are transferred. Control is demonstrated by the Bank being primarily responsible for fulfilling the transfer of the services to the customer, having discretion in establishing pricing of the services, or both.
Investment and securities services
Investment and securities services income includes asset management fees, administration and commission fees, and investment banking fees. The Bank recognizes asset management and administration fees based on time elapsed, which depicts the rendering of investment management and related services over time. The fees are primarily calculated based on average daily or point in time assets under management (AUM) or assets under administration (AUA) depending on the investment mandate.
Commission fees include sales, trailer and brokerage commissions. Sales and brokerage commissions are generally recognized at a point in time when the transaction is executed. Trailer commissions are recognized over time and are generally calculated based on the average daily net asset value of the fund during the period.
Investment banking fees include advisory fees and underwriting fees and are generally recognized at a point in time upon successful completion of the engagement.
Credit fees
Credit fees include liquidity fees, restructuring fees, letter of credit fees, and loan syndication fees. Liquidity, restructuring, and letter of credit fees are recognized in income over the period in which the service is provided. Loan syndication fees are generally recognized at a point in time upon completion of the financing placement.
Service charges
Service charges income is earned on personal and commercial deposit accounts and consists of account fees and transaction-based service charges. Account fees relate to account maintenance activities and are recognized in income over the period in which the service is provided. Transaction-based service charges are recognized as earned at a point in time when the transaction is complete.
Card services
Card services income includes interchange income as well as card fees such as annual and transactional fees. Interchange income is recognized at a point in time when the transaction is authorized and funded. Card fees are recognized as earned at the transaction date with the exception of annual fees, which are recognized over a twelve-month period.

Share Capital and Other Equity Instruments
SHARE CAPITAL AND OTHER EQUITY INSTRUMENTS
The Bank classifies financial instruments that it issues as either financial liabilities, equity instruments, or compound instruments.
Issued instruments that are mandatorily redeemable or convertible into a variable number of the Bank’s common shares at the holder’s option are classified as liabilities on the Consolidated Balance Sheet. Dividend or interest payments on these instruments are recognized in Interest expense on the Consolidated Statement of Income.
Issued instruments are classified as equity when there is no contractual obligation to transfer cash or other financial assets to redeem or convert these instruments. Such instruments, if not mandatorily redeemable or convertible into a variable number of the Bank’s common shares at the holder’s option, are classified as equity on the Consolidated Balance Sheet. Incremental costs directly attributable to the issue of equity instruments are included in equity as a deduction from the proceeds, net of tax. Dividends and distributions on these instruments are recognized as a reduction in equity.
Compound instruments are comprised of both liability and equity components in accordance with the substance of the contractual arrangement. The liability component is initially measured at fair value with any residual amount assigned to the equity component. Issuance costs are allocated proportionately to the liability and equity components.
Common shares, preferred shares, and other equity instruments issued and held by the Bank are classified as treasury instruments in equity, and the cost of these instruments is recorded as a reduction in equity. Upon the sale of treasury instruments, the difference between the sale proceeds and the cost of the instruments is recorded in or against contributed surplus.

Guarantess
GUARANTEES
The Bank issues guarantee contracts that require payments to be made to guaranteed parties based on: (1) changes in the underlying economic characteristics relating to an asset or liability of the guaranteed party; (2) failure of another party to perform under an obligating agreement; or (3) failure of another third party to pay its indebtedness when due. Guarantees are initially measured and recorded at their fair value. The fair value of a guarantee liability at initial recognition is normally equal to the present value of the guarantee fees received over the life of the contract. The Bank’s release from risk is recognized over the term of the guarantee using a systematic and rational amortization method.
If a guarantee meets the definition of a derivative, it is carried at fair value on the Consolidated Balance Sheet and reported as a derivative asset or derivative liability at fair value. Guarantees that are considered derivatives are over-the-counter
(OTC) credit derivative contracts designed to transfer the credit risk in an underlying financial instrument from one counterparty to an
other.

Derivatives
DERIVATIVES
Derivatives are instruments that derive their value from changes in underlying interest rates, foreign exchange rates, credit spreads, commodity prices, equities, or other financial or non-financial
measures. Such instruments include interest rate, foreign exchange, equity, commodity, and credit derivative contracts. The Bank uses these instruments for trading and non-trading
purposes. Derivatives are carried at their fair value on the Consolidated Balance Sheet.
Derivatives Held for Trading Purposes
The Bank enters into trading derivative contracts to meet the needs of its customers, to provide liquidity and market-making related activities, and in certain cases, to manage risks related to its trading portfolios. The realized and unrealized gains or losses on trading derivatives are recognized in trading income (loss).
Derivatives Held for
Non-trading
Purposes
Non-trading
derivatives are primarily used to manage interest rate, foreign exchange, and other market risks of the Bank’s traditional banking activities. When derivatives are held for non-trading
purposes and when the transactions meet the hedge accounting requirements of IAS 39,
Financial Instruments: Recognition and Measurement
(IAS 39), they are presented as
non-trading
derivatives and receive hedge accounting treatment, as appropriate. Certain derivative instruments that are held for economic hedging purposes, and do not meet the hedge accounting requirements of IAS 39, are also presented as non-trading
derivatives with the change in fair value of these derivatives recognized in non-interest
income.
Hedging Relationships
Hedge Accounting
The Bank has an accounting policy choice to apply the hedge accounting requirements of IFRS 9,
Financial Instruments
(IFRS 9) or IAS 39. The Bank has made the decision to continue applying the IAS 39 hedge accounting requirements and complies with the revised annual hedge accounting disclosures as required by the related amendments to IFRS 7,
Financial Instruments: Disclosures
(IFRS 7).
At the inception of a hedging relationship, the Bank documents the relationship between the hedging instrument and the hedged item, its risk management objective, and its strategy for undertaking the hedge. The Bank also requires a documented assessment, both at hedge inception and on an ongoing basis, of whether or not the derivatives that are used in hedging relationships are highly effective in offsetting the changes attributable to the hedged risks in the fair values or cash flows of the hedged items. In order to be considered highly effective, the hedging instrument and the hedged item must be highly and inversely correlated such that the changes in the fair value of the hedging instrument will substantially offset the effects of the hedged exposure throughout the term of the hedging relationship. If a hedging relationship becomes ineffective, it no longer qualifies for hedge accounting and any subsequent change in the fair value of the hedging instrument is recognized in
Non-interest
income on the Consolidated Statement of Income.
Changes in fair value relating to the derivative component excluded from the assessment of hedge effectiveness are recognized in Net interest income or
Non-interest
income, as applicable, on the Consolidated Statement of Income.
When derivatives are designated in hedge accounting relationships, the Bank classifies them either as: (1) hedges of the changes in fair value of recognized assets, liabilities or firm commitments (fair value hedges); (2) hedges of the variability in highly probable future cash flows attributable to recognized assets, liabilities or forecast transactions (cash flow hedges); or (3) hedges of net investments in foreign operations (net investment hedges).
Interest Rate Benchmark Reform
A hedging relationship is affected by IBOR reform if the reform gives rise to uncertainties about (a) the interest rate benchmark (contractually or non-contractually
specified) designated as a hedged risk; and/or (b) the timing or the amount of interest rate benchmark-based cash flows of the hedged item or of the hedging instrument.
For such hedging relationships, the following temporary exceptions apply during the period of uncertainty:
•
W
hen assessing whether a forecast transaction is highly probable or expected to occur, it is assumed that the interest rate benchmark on which the hedged cash flows (contractually or non-contractually
specified) are based is not altered as a result of IBOR reform;

•
W
hen assessing whether a hedge is expected to be highly effective, it is assumed that the interest rate benchmark on which the hedged cash flows and/or the hedged risk (contractually or non-contractually
specified) are based, or the interest rate benchmark on which the cash flows of the hedging instrument are based, is not altered as a result of IBOR reform;

•	A hedge is not required to be discontinued if the actual results of the hedge are outside of a range of 80–125 per cent as a result of IBOR reform; and
•
F
or a hedge of a
non-contractually
specified benchmark portion of interest rate risk, the requirement that the risk component is separately identifiable need only be met at the inception of the hedging relationship.

Fair Value Hedges
The Bank’s fair value hedges principally consist of interest rate swaps that are used to protect against changes in the fair value of fixed-rate financial instruments due to movements in market interest rates.
The change in the fair value of the derivative that is designated and qualifies as a fair value hedge, as well as the change in the fair value of the hedged item attributable to the hedged risk, is recognized in net interest income to the extent that the hedging relationship is effective. Any change in fair value relating to the ineffective portion of the hedging relationship is recognized immediately in non-interest
income.
The cumulative adjustment to the carrying amount of the hedged item (the basis adjustment) is amortized to Net interest income on the Consolidated Statement of Income based on a recalculated EIR over the remaining expected life of the hedged item, with amortization beginning no later than when the hedged item ceases to be adjusted for changes in its fair value attributable to the hedged risk. Where the hedged item has been derecognized, the basis adjustment is immediately released to Net interest income or
Non-interest
income, as applicable, on the Consolidated Statement of Income.
Cash Flow Hedges
The Bank is exposed to variability in future cash flows attributable to interest rate, foreign exchange rate, and equity price risks. The amounts and timing of future cash flows are projected for each hedged exposure on the basis of their contractual terms and other relevant factors, including estimates of prepayments and defaults.
The effective portion of the change in the fair value of the derivative that is designated and qualifies as a cash flow hedge is initially recognized in other comprehensive income. The change in fair value of the derivative relating to the ineffective portion is recognized immediately in non-interest
income. Amounts in accumulated other comprehensive income (AOCI) are reclassified to Net interest income or
Non-interest
income, as applicable, on the Consolidated Statement of Income in the same period during which the hedged item affects income.
When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in AOCI at that time remains in AOCI until the forecast transaction impacts the Consolidated Statement of Income. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in AOCI is immediately reclassified to Net interest income or
Non-interest
income, as applicable, on the Consolidated Statement of Income.
Net Investment Hedges
Hedges of net investments in foreign operations are accounted for similar to cash flow hedges. The change in fair value on the hedging instrument relating to the effective portion is recognized in other comprehensive income. The change in fair value of the hedging instrument relating to the ineffective portion is recognized immediately in non-interest
income. Gains and losses in AOCI are reclassified to the Consolidated Statement of Income upon the disposal or partial disposal of the investment in the foreign operation. The Bank designates derivatives and non-derivatives
(such as foreign currency deposit liabilities) as hedging instruments in net investment hedges.
Embedded Derivatives
Derivatives may be embedded in financial liabilities or other host contracts. Embedded derivatives are treated as separate derivatives when their economic characteristics and risks are not closely related to those of the host instrument, a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative, and the combined contract is not measured at fair value with changes in fair value recognized in income, such as held-for-trading
or designated at FVTPL. These embedded derivatives, which are bifurcated from the host contract, are recognized as Derivatives on the Consolidated Balance Sheet and measured at fair value with subsequent changes in fair value recognized in
Non-interest
income on the Consolidated Statement of Income.

Translation And Presentation Of Foreign Currencies
TRANSLATION AND PRESENTATION OF FOREIGN CURRENCIES
The Bank’s Consolidated Financial Statements are presented in Canadian dollars. Items included in the financial statements of each of the Bank’s entities are measured using their functional currency, which is the currency of the primary economic environment in which they operate.
Monetary assets and liabilities denominated in a currency that differs from an entity’s functional currency are translated into the functional currency of the entity at exchange rates prevailing at the balance sheet date.
Non-monetary
assets and liabilities are translated at historical exchange rates. Income and expenses are translated into an entity’s functional currency at average exchange rates for the period. Translation gains and losses are included in non-interest
income except for equity investments designated at FVOCI where unrealized translation gains and losses are recorded in other comprehensive income.
Foreign operations are those with a functional currency other than Canadian dollars. For the purpose of translation into the Bank’s presentation currency, all assets and liabilities are first measured in the functional currency of the foreign operation and subsequently, translated at exchange rates prevailing at the balance sheet date. Income and expenses are translated at average exchange rates for the period. Unrealized translation gains and losses relating to these foreign operations, net of gains or losses arising from net investment hedges and applicable income taxes, are included in other comprehensive income. Translation gains and losses in AOCI are recognized on the Consolidated Statement of Income upon the disposal or partial disposal of the foreign operation. The investment balance of foreign entities accounted for by the equity method, including the Bank’s investment in The Charles Schwab Corporation, is translated into Canadian dollars using exchange rates prevailing at the balance sheet date with exchange gains or losses recognized in other comprehensive income.

Offsetting Of Financial Instruments
OFFSETTING OF FINANCIAL INSTRUMENTS
Financial assets and liabilities are offset, with the net amount presented on the Consolidated Balance Sheet, only if the Bank currently has a legally enforceable right to set off the recognized amounts, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. In all other situations, assets and liabilities are presented on a gross basis.

Determination Of Fair Value
DETERMINATION OF FAIR VALUE
The fair value of a financial instrument on initial recognition is normally the transaction price, as evidenced by the fair value of the consideration given or received. The best evidence of fair value is quoted prices in active markets. When there is no active market for the instrument, the fair value may be based on other observable current market transactions involving the same or similar instruments, without modification or repackaging, or based on a valuation technique which maximizes the use of observable market inputs.
When financial assets and liabilities have offsetting market risks or credit risks, the Bank applies a measurement exception, as described in Note 5 under Portfolio Exception. The value determined from application of the portfolio exception must be allocated to the individual financial instruments within the group to arrive at the fair value of an individual financial instrument. Balance sheet offsetting presentation requirements, as described above under the
Offsetting of Financial Instruments
section of this Note, are then applied, if applicable.
Valuation adjustments reflect the Bank’s assessment of factors that market participants would use in pricing the asset or liability. The Bank recognizes various types of valuation adjustments including, but not limited to, adjustments for bid-offer
spreads, adjustments for the unobservability of inputs used in pricing models, and adjustments for assumptions about risk, such as the creditworthiness of either counterparty and market implied unsecured funding costs and benefits for OTC derivatives.
If there is a difference between the initial transaction price and the value based on a valuation technique, the difference is referred to as inception profit or loss. Inception profit or loss is recognized upon initial recognition of the instrument only if the fair value is based on observable inputs. When an instrument is measured using a valuation technique that utilizes significant non-observable
inputs, it is initially valued at the transaction price, which is considered the best estimate of fair value. Subsequent to initial recognition, any difference between the transaction price and the value determined by the valuation technique at initial recognition is recognized as non-observable
inputs become observable.
If the fair value of a financial asset measured at fair value becomes negative, it is recognized as a financial liability until either its fair value becomes positive, at which time it is recognized as a financial asset, or until it is extinguished.

Derecognition Of Financial Instruments
DERECOGNITION OF FINANCIAL INSTRUMENTS
Financial Assets
The Bank derecognizes a financial asset when the contractual rights to that asset have expired. Derecognition may also be appropriate where the contractual right to receive future cash flows from the asset have been transferred, or where the Bank retains the rights to future cash flows from the asset, but assumes an obligation to pay those cash flows to a third party subject to certain criteria.
When the Bank transfers a financial asset, it is necessary to assess the extent to which the Bank has retained the risks and rewards of ownership of the transferred asset. If substantially all the risks and rewards of ownership of the financial asset have been retained, the Bank continues to recognize the financial asset and also recognizes a financial liability for the consideration received. Certain transaction costs incurred are also capitalized and amortized using EIRM. If substantially all the risks and rewards of ownership of the financial asset have been transferred, the Bank will derecognize the financial asset and recognize separately as assets or liabilities any rights and obligations created or retained in the transfer. The Bank determines whether substantially all the risks and rewards have been transferred by quantitatively comparing the variability in cash flows before and after the transfer. If the variability in cash flows does not change significantly as a result of the transfer, the Bank has retained substantially all of the risks and rewards of ownership.
If the Bank neither transfers nor retains substantially all the risks and rewards of ownership of the financial asset, the Bank derecognizes the financial asset where it has relinquished control of the financial asset. The Bank is considered to have relinquished control of the financial asset where the transferee has the practical ability to sell the transferred financial asset. Where the Bank has retained control of the financial asset, it continues to recognize the financial asset to the extent of its continuing involvement in the financial asset. Under these circumstances, the Bank usually retains the rights to future cash flows relating to the asset through a residual interest and is exposed to some degree of risk associated with the financial asset.
The derecognition criteria are also applied to the transfer of part of an asset, rather than the asset as a whole, or to a group of similar financial assets in their entirety, when applicable. If transferring a part of an asset, it must be a specifically identified cash flow, a fully proportionate share of the asset, or a fully proportionate share of a specifically identified cash flow.
Securitization
Securitization is the process by which financial assets are transformed into securities. The Bank securitizes financial assets by transferring those financial assets to a third party and as part of the securitization, certain financial assets may be retained and may consist of an interest-only strip and, in some cases, a cash reserve account (collectively referred to as “retained interests”). If the transfer qualifies for derecognition, a gain or loss on sale of the financial assets is recognized immediately in other income (loss) after considering the effect of hedge accounting on the assets sold, if applicable. The amount of the gain or loss is calculated as the difference between the carrying amount of the asset transferred and the sum of any cash proceeds received, the fair value of any financial asset received or financial liability assumed, and any cumulative gain or loss allocated to the transferred asset that had been recognized in AOCI. To determine the value of the retained interest initially recorded, the previous carrying value of the transferred asset is allocated between the amount derecognized from the balance sheet and the retained interest recorded, in proportion to their relative fair values on the date of transfer. Subsequent to initial recognition, as market prices are generally not available for retained interests, fair value is determined by estimating the present value of future expected cash flows using management’s best estimates of key assumptions that market participants would use in determining such fair value. Refer to Note 3 for assumptions used by management in determining the fair value of retained interests. Retained interest is classified as trading securities with subsequent changes in fair value recorded in trading income (loss).
Where the Bank retains the servicing rights, the benefits of servicing are assessed against market expectations. When the benefits of servicing are more than adequate, a servicing asset is recognized. Similarly, when the benefits of servicing are less than adequate, a servicing liability is recognized. Servicing assets and servicing liabilities are initially recognized at fair value and subsequently carried at amortized cost.
Financial Liabilities
The Bank derecognizes a financial liability when the obligation under the liability is discharged, cancelled, or expires. If an existing financial liability is replaced by another financial liability from the same lender on substantially different terms or where the terms of the existing liability are substantially modified, the original liability is derecognized and a new liability is recognized with the difference in the respective carrying amounts recognized on the Consolidated Statement of Income.
Securities Purchased Under Reverse Repurchase Agreements, Securities Sold Under Repurchase Agreements, and Securities Borrowing and Lending
Securities purchased under reverse repurchase agreements involve the purchase of securities by the Bank under agreements to resell the securities at a future date. These agreements are treated as collateralized lending transactions whereby the Bank takes possession of the purchased securities, but does not acquire the risks and rewards of ownership. The Bank monitors the market value of the purchased securities relative to the amounts due under the reverse repurchase agreements, and when necessary, requires transfer of additional collateral. In the event of counterparty default, the agreements provide the Bank with the right to liquidate the collateral held and offset the proceeds against the amount owing from the counterparty.
Obligations related to securities sold under repurchase agreements involve the sale of securities by the Bank to counterparties under agreements to repurchase the securities at a future date. These agreements do not result in the risks and rewards of ownership being relinquished and are treated as collateralized borrowing transactions. The Bank monitors the market value of the securities sold relative to the amounts due under the repurchase agreements, and when necessary, transfers additional collateral or may require counterparties to return the collateral pledged. Certain transactions that do not meet derecognition criteria are also included in obligations related to securities sold under repurchase agreements. Refer to Note 9 for further details.
Securities purchased under reverse repurchase agreements and obligations related to securities sold under repurchase agreements are initially recorded on the Consolidated Balance Sheet at the respective prices at which the securities were originally acquired or sold, plus accrued interest. Subsequently, the agreements are measured at amortized cost on the Consolidated Balance Sheet, plus accrued interest, except when they are held-for-trading
or are designated at FVTPL. Interest earned on reverse repurchase agreements and interest incurred on repurchase agreements is determined using EIRM and is included in Interest income and Interest expense, respectively, on the Consolidated Statement of Income. Changes in fair value on reverse repurchase agreements and repurchase agreements that are held-for-trading
or are designated at FVTPL are included in Trading income (loss) or in Other income (loss) on the Consolidated Statement of Income.
In securities lending transactions, the Bank lends securities to a counterparty and receives collateral in the form of cash or securities. If cash collateral is received, the Bank records the cash along with an obligation to return the cash as Obligations related to securities sold under repurchase agreements on the Consolidated Balance Sheet. Where securities are received as collateral, the Bank does not record the collateral on the Consolidated Balance Sheet.
In securities borrowing transactions, the Bank borrows securities from a counterparty and pledges either cash or securities as collateral. If cash is pledged as collateral, the Bank records the transaction as Securities purchased under reverse repurchase agreements on the Consolidated Balance Sheet. If securities are pledged as collateral, the securities remain on the Bank’s Consolidated Balance Sheet.
Where securities are pledged or received as collateral, security borrowing fees and security lending income are recorded in
Non-interest
income on the Consolidated Statement of Income over the term of the transaction. Where cash is pledged or received as collateral, interest received or incurred is included in Interest income and Interest expense, respectively, on the Consolidated Statement of Income.

Physical commodities purchased or sold with an agreement to sell or repurchase the physical commodities at a later date at a fixed price, are also included in securities purchased under reverse repurchase agreements and obligations related to securities sold under repurchase agreements, respectively, if the derecognition criteria are not met. These instruments are measured at fair valu
e.

Goodwill
GOODWILL
Goodwill represents the excess purchase price paid over the net fair value of identifiable assets and liabilities acquired in a business combination. Goodwill is carried at its initial cost less accumulated impairment losses.
Goodwill is allocated to a cash-generating unit (CGU) or a group of CGUs that is expected to benefit from the synergies of the business combination, regardless of whether any assets acquired and liabilities assumed are assigned to the CGU or group of CGUs. A CGU is the smallest identifiable group of assets that generates cash flows largely independent of the cash inflows from other assets or groups of assets. Each CGU or group of CGUs, to which goodwill is allocated, represents the lowest level within the Bank at which the goodwill is monitored for internal management purposes and is not larger than an operating segment. If the composition of a CGU or group of CGUs to which goodwill has been allocated changes as a result of the sale of a business, restructuring or other changes, the goodwill is reallocated to the units affected using a relative value approach, unless the Bank can demonstrate that some other method better reflects the goodwill associated with the units affected.
Goodwill is assessed for impairment at least annually and when an event or change in circumstances indicates that the carrying amount may be impaired. When impairment indicators are present, the recoverable amount of the CGU or group of CGUs, which is the higher of its estimated fair value less costs of disposal and its value-in-use,
is determined. If the carrying amount of the CGU or group of CGUs is higher than its recoverable amount, an impairment loss exists. The impairment loss is recognized on the Consolidated Statement of Income and cannot be reversed in future periods.

Intangible Assets
INTANGIBLE ASSETS
Intangible assets represent identifiable
non-monetary
assets and are acquired either separately or through a business combination, or internally generated software. The Bank’s intangible assets consist primarily of core deposit intangibles, credit card related intangibles, and software intangibles. Intangible assets are initially recognized at fair value and are amortized over their estimated useful lives (7 to 20 years) proportionate to their expected economic benefits, except for software which is amortized over its estimated useful life (3 to 7 years) on a straight-line basis.
The Bank assesses its intangible assets for impairment indicators on a quarterly basis. When impairment indicators are present, the recoverable amount of the asset, which is the higher of its estimated fair value less costs of disposal and its value-in-use,
is determined. If the carrying amount of the asset is higher than its recoverable amount, the asset is written down to its recoverable amount. Where it is not possible to estimate the recoverable amount of an individual asset, the Bank estimates the recoverable amount of the CGU to which the asset belongs. If the CGU is not impaired, the useful life of the intangible asset is assessed with any changes applied on a prospective basis. An impairment loss is recognized on the Consolidated Statement of Income in the period in which the impairment is identified. Impairment losses recognized previously are assessed and reversed if the circumstances leading to the impairment are no longer present. Reversal of any impairment loss will not exceed the carrying amount of the intangible asset that would have been determined had no impairment loss been recognized for the asset in prior periods.

Land, Buildings, Equipments, And Other Depriciable Assets
LAND, BUILDINGS, EQUIPMENT, AND OTHER DEPRECIABLE ASSETS
Land is recognized at cost. Buildings, computer equipment, furniture and fixtures, other equipment, and leasehold improvements are recognized at cost less accumulated depreciation and provisions for impairment, if any. Gains or losses on disposal are included in
Non-interest
income on the Consolidated Statement of Income.
The Bank records the obligation associated with the retirement of a long-lived asset at fair value in the period in which it is incurred and can be reasonably estimated, and records a corresponding increase to the carrying amount of the asset. The asset is depreciated on a straight-line basis over its remaining useful life while the liability is accreted to reflect the passage of time until the eventual settlement of the obligation.
Depreciation is recognized on a straight-line basis over the useful lives of the assets estimated by asset category, as follows:

Asset	Useful Life
Buildings	15 to 40 years
Computer equipment	2 to 8 years
Furniture and fixtures	3 to 15 years
Other equipment	5 to 15 years

Leasehold improvements	Lesser of the remaining lease term and the remaining useful life of the asset
The Bank assesses its depreciable assets for changes in useful life or impairment on a quarterly basis. Where an impairment indicator exists and the depreciable asset does not generate separate cash flows on a stand-alone basis, impairment is assessed based on the recoverable amount of the CGU to which the depreciable asset belongs. If the CGU is not impaired, the useful life of the depreciable asset is assessed with any changes applied on a prospective basis. Any impairment loss is recognized on the Consolidated Statement of Income in the period in which the impairment is identified. Impairment losses previously recognized are assessed and reversed if the circumstances leading to their impairment are no longer present. Reversal of any impairment loss will not exceed the carrying amount of the depreciable asset that would have been determined had no impairment loss been recognized for the asset in prior periods.

Non-Current Assets Held For Sale
NON-CURRENT
ASSETS
HELD-FOR-SALE
Individual
non-current
assets or disposal groups are classified as
held-for-sale
if they are available for immediate sale in their present condition subject only to terms that are usual and customary for sales of such assets or disposal groups, and their sale must be highly probable to occur within one year. For a sale to be highly probable, management must be committed to a sales plan and initiate an active program to market the sale of the non-current
assets or disposal groups.
Non-current
assets or disposal groups classified as
held-for-sale
are measured at the lower of their carrying amount and fair value less costs to sell on the Consolidated Balance Sheet. Write-downs on premises related non-current
assets and write-downs on equipment on initial classification as held-for-sale
are included in the line items Occupancy, including depreciation and Equipment, including depreciation, respectively; both of which are included in
Non-interest
expenses on the Consolidated Statement of Income. Subsequently, a
non-current
asset or disposal group that is
held-for-sale
is no longer depreciated or amortized, and any subsequent write-downs in fair value less costs to sell or such increases not in excess of cumulative write-downs, are recognized in Other income on the Consolidated Statement of Income.

Share-Based Compensation
SHARE-BASED COMPENSATION
The Bank grants share options to certain employees as compensation for services provided to the Bank. The Bank uses a binomial tree-based valuation option pricing model to estimate fair value for all share option compensation awards. The cost of the share options is based on the fair value estimated at the grant date and is recognized as compensation expense and contributed surplus over the service period required for employees to become fully entitled to the awards. This period is generally equal to the vesting period in addition to a period prior to the grant date. For the Bank’s share options, this period is generally equal to five years. When options are exercised, the amount initially recognized in the contributed surplus balance is reduced, with a corresponding increase in common shares.
The Bank has various other share-based compensation plans where certain employees are awarded share units equivalent to the Bank’s common shares as compensation for services provided to the Bank. The obligation related to share units is included in other liabilities on the Consolidated Balance Sheet. Compensation expense is recognized based on the fair value of the share units at the grant date adjusted for changes in fair value between the grant date and the vesting date, net of hedging activities, over the service period required for employees to become fully entitled to the awards. This period is generally equal to the vesting period, in addition to a period prior to the grant date. For the Bank’s share units, this period is generally equal to four years.

Employee Benefits
EMPLOYEE BENEFITS
Defined Benefit Plans
Actuarial valuations are prepared at least every three years to determine the present value of the projected benefit obligation related to the Bank’s defined benefit plans. In periods between actuarial valuations, an extrapolation is performed based on the most recent valuation completed. All remeasurement gains and losses are recognized immediately in other comprehensive income, with cumulative gains and losses reclassified to retained earnings. Pension and post-retirement defined benefit plan expenses are determined based upon separate actuarial valuations using the projected benefit method pro-rated
on service and management’s best estimates of discount rate, compensation increases, health care cost trend rate, and mortality rates, which are reviewed annually with the Bank’s actuaries. The discount rate used to value liabilities is determined by reference to market yields on high-quality corporate bonds with terms matching the plans’ specific cash flows
.
The expense recognized includes the cost of benefits for employee service provided in the current year, net interest expense or income on the net defined benefit liability or asset, past service costs related to plan amendments, curtailments or settlements, and administrative costs. Plan amendment costs are recognized in the period of a plan amendment, irrespective of its vested status. Curtailments and settlements are recognized by the Bank when the curtailment or settlement occurs. A curtailment occurs when there is a significant reduction in the number of employees covered by the plan. A settlement occurs when the Bank enters into a transaction that eliminates all further legal or constructive obligation for part or all of the benefits provided under a defined benefit plan.
The fair value of plan assets and the present value of the projected benefit obligation are measured as at October 31. The net defined benefit asset or liability represents the difference between the cumulative remeasurement gains and losses, expenses, and recognized contributions and is reported in other assets or other liabilities.
Net defined benefit assets recognized by the Bank are subject to a ceiling which limits the asset recognized on the Consolidated Balance Sheet to the amount that is recoverable through refunds of contributions or future contribution holidays. In addition, where a regulatory funding deficit exists related to a defined benefit plan, the Bank is required to record a liability equal to the present value of all future cash payments required to eliminate that deficit.
Defined Contribution Plans
For defined contribution plans, annual pension expense is equal to the Bank’s contributions to those plans.

Insurance
INSURANCE
Premiums for short-duration insurance contracts are deferred as unearned premiums and reported in
Non-interest
income on the Consolidated Statement of Income on a straight-line basis over the contractual term of the underlying policies, usually twelve months. Such premiums are recognized net of amounts ceded for reinsurance and apply primarily to property and casualty contracts. Unearned premiums are reported in insurance-related liabilities, gross of premiums ceded to reinsurers which are recognized in other assets. Premiums from life and health insurance policies are recognized as income when earned in insurance revenue.
For property and casualty insurance, insurance claims and policy benefit liabilities represent current claims and estimates for future claims related to insurable events occurring at or before the Consolidated Balance Sheet date. These are determined by the appointed actuary in accordance with accepted actuarial practices and are reported as other liabilities. Expected claims and policy benefit liabilities are determined on a case-by-case
basis and consider such variables as past loss experience, current claims trends and changes in the prevailing social, economic, and legal environment. These liabilities are continually reviewed, and as experience develops and new information becomes known, the liabilities are adjusted as necessary. In addition to reported claims information, the liabilities recognized by the Bank include a provision to account for the future development of insurance claims, including insurance claims incurred but not reported by policyholders (IBNR). IBNR liabilities are evaluated based on historical development trends and actuarial methodologies for groups of claims with similar attributes. For life and health insurance, actuarial liabilities represent the present values of future policy cash flows as determined using standard actuarial valuation practices. Actuarial liabilities are reported in insurance-related liabilities with changes reported in insurance claims and related expenses.
Insurance Contracts
The IASB issued IFRS 17,
Insurance Contracts
(IFRS 17) which replaces the guidance in IFRS 4,
Insurance Contracts
, and establishes principles for recognition, measurement, presentation, and disclosure of insurance contracts. Under IFRS 17, insurance contracts are aggregated into groups which are measured at the risk adjusted present value of cash flows in fulfilling the contracts. Revenue is recognized as insurance contract services are provided over the coverage period. Losses are recognized immediately if the contract group is expected to be onerous.
The standard is effective for annual reporting periods beginning on or after January 1, 2023, which will be November 1, 2023 for the Bank. OSFI’s related Advisory precludes early adoption. The standard will be applied retrospectively with restatement of comparatives unless impracticable.
The adoption of IFRS 17 is a significant initiative for the Bank and is supported by a robust governance structure. The Executive Steering Committee includes representation from the Insurance business, Finance, Actuaries, Risk, Technology, and project management teams. Updates are also provided to the TD insurance subsidiary boards, Risk Committee, and Audit Committee of the Bank.
The Bank is proceeding with implementation of a software solution, including data preparation, system testing and configuration, and other implementation efforts accordingly.

Provisions
PROVISIONS
Provisions are recognized when the Bank has a present obligation (legal or constructive) as a result of a past event, the amount of which can be reliably estimated, and it is probable that an outflow of resources will be required to settle the obligation.
Provisions are measured based on management’s best estimate of the consideration required to settle the obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. If the effect of the time value of money is material, provisions are measured at the present value of the expenditure expected to be required to settle the obligation, using a discount rate that reflects the current market assessment of the time value of money and the risks specific to the obligation.

Income Taxes
INCOME TAXES
Income tax is comprised of current and deferred tax. Income tax is recognized in the Provision for (recovery of) income taxes on the Consolidated Statement of Income, except to the extent that it relates to items recognized in other comprehensive income or directly in equity, in which case the related taxes are also recognized in other comprehensive income or directly in equity, respectively.
Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities on the Consolidated Balance Sheet and the amounts attributed to such assets and liabilities for tax purposes. Deferred tax assets and liabilities are determined based on the tax rates that are expected to apply when the assets or liabilities are reported for tax purposes. Deferred tax assets are recognized only when it is probable that sufficient taxable profit will be available in future periods against which deductible temporary differences may be utilized. Deferred tax liabilities are not recognized on temporary differences arising on investments in subsidiaries, branches, and associates, and interests in joint ventures if the Bank controls the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

The

Bank records a provision
 for uncertain tax
positi
ons if it is probable that the Bank will have to make a payment to tax authorities upon their examination of a tax position. This provision is measured at the Bank’s best estimate of the amount expected to be paid. Provisions are reversed in provision for (recovery of) income taxes in the period in which management determine
s they
are no longer required or as de
termi
ned by
statute.

Leases
LEASES
An arrangement contains a lease if there is an identified asset and the Bank has a right to control that asset for a period of time in exchange for consideration. A right-of-use
(ROU) asset and lease liability is recognized for all leases except for short-term leases and low value leases, as described below. At the lease commencement date, the lease liability is initially recognized at the present value of the future lease payments over the remaining lease term and is discounted using the Bank’s incremental borrowing rate. The ROU asset is recognized at cost, comprising an amount equal to the lease liability, subject to certain adjustments. Subsequently, the ROU asset is measured at cost less accumulated depreciation and impairment and adjusted for any remeasurement of lease liabilities, while the lease liability is accreted using the Bank’s incremental borrowing rate. The lease liability is remeasured when there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or changes in the Bank’s assumptions or strategies relating to the exercise of purchase, extension, or termination options.
The Bank’s leases consist primarily of real estate, equipment and other asset leases. ROU assets are recorded in Land, Buildings, Equipment, and Other depreciable assets, and lease liabilities are included in Other liabilities on the Consolidated Balance Sheet. Interest expense on lease liabilities is included in Net interest income and depreciation expense on the ROU assets is recognized in
Non-interest
expenses on the Consolidated Statement of Income.
Short-term leases, which have a lease term of twelve months or less, and leases of low-value
assets are exempt, and their payments are recognized in
Non-interest
expenses on a straight-line basis within the Bank’s Consolidated Statement of Income.

Current Changes in Accounting Policies	CURRENT CHANGES IN ACCOUNTING POLICIES There were no new accounting policies that have been adopted by the Bank for the fiscal year ended October 31, 2022.
Future Changes in Accounting Policies	FUTURE CHANGES IN ACCOUNTING POLICIES The following standard has been issued, but is not yet effective on the date of issuance of the Bank’s Consolidated Financial Statements.
IFRS 9 [Member]
Statement [Line Items]
IFRS 9 Financial Instruments
FINANCIAL INSTRUMENTS
Interest Rate Benchmark Reform Phase 1
The Bank adopted
Interest Rate Benchmark Reform, Amendments to IFRS 9, IAS 39 and IFRS 7
(Interest Rate Benchmark Reform Phase 1), including the applicable amendments to IFRS 7 relating to hedge accounting, in the fourth quarter of 2019. Under these amendments, it is assumed that the hedged interest rate benchmark is not altered and thus hedge accounting continues through to the date of replacement of the existing interest rate benchmark with its alternative reference rate (ARR). The Bank is not required to discontinue hedge accounting if the actual results of the hedge do not meet the effectiveness requirements as a result of interbank offered rate (IBOR) reform. Refer to Note 11 for disclosures related to the Bank’s hedge accounting relationships impacted by IBOR reform.
Refer to Note 3 for details of
Interest Rate Benchmark Reform – Phase 2, Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16
(Interest Rate Benchmark Reform Phase 2), issued on August 27, 2020 and early adopted by the Bank on November 1, 2020.
Classification and Measurement of Financial Assets
The Bank classifies its financial assets into the following categories:
•	Amortized cost;
•	Fair value through other comprehensive income (FVOCI);
•	Held-for-trading;
•	Non-trading fair value through profit or loss (FVTPL); and
•	Designated as measured at FVTPL.
The Bank recognizes financial assets on a settlement date basis, except for derivatives and securities, which are recognized on a trade date basis.
Debt Instruments
The classification and measurement for debt instruments is based on the Bank’s business models for managing its financial assets and whether the contractual cash flows represent solely payments of principal and interest (SPPI). Refer to Note 3 for judgment with respect to the determination of the Bank’s business models and whether contractual cash flows represent SPPI.
The Bank has d
e
termined its business models as follows:
•	Held-to-collect: the objective is to collect contractual cash flows;
•	Held-to-collect-and-sell: the objective is both to collect contractual cash flows and sell the financial assets; and
•	Held-for-sale and other business models: the objective is neither of the above.
The Bank performs the SPPI test for financial assets held within the held-to-collect
and
held-to-collect-and-sell
business models. If these financial assets have contractual cash flows which are inconsistent with a basic lending arrangement that do not pass the SPPI test, they are classified as non-trading
financial assets measured at FVTPL. In a basic lending arrangement, interest includes only consideration for time value of money, credit risk, other basic lending risks, and a reasonable profit margin.
Debt Securities and Loans Measured at Amortized Cost
Debt securities and loans held within a
held-to-collect
business model where their contractual cash flows pass the SPPI test are measured at amortized cost. The carrying amount of these financial assets is adjusted by an allowance for credit losses recognized and measured as described in the
Impairment – Expected Credit Loss Model
section of this Note, as well as any write-offs and unearned income which includes prepaid interest, loan origination fees and costs, commitment fees, loan syndication fees, and unamortized discounts or premiums. Interest income is recognized using EIRM. The effective interest rate (EIR) is the rate that discounts expected future cash flows for the expected life of the financial instrument to its carrying value. The calculation takes into account the contractual interest rate, along with any fees or incremental costs that are directly attributable to the instrument and all other premiums or discounts. Loan origination fees and costs are considered to be adjustments to the loan yield and are recognized in interest income over the term of the loan. Commitment fees are recognized in credit fees over the commitment period when it is unlikely that the commitment will be called upon; otherwise, they are recognized in interest income over the term of the resulting loan. Loan syndication fees are recognized in credit fees upon completion of the financing placement unless the yield on any loan retained by the Bank is less than that of other comparable lenders involved in the financing syndicate. In such cases, an appropriate portion of the fee is recognized as a yield adjustment in interest income over the term of the loan.
Debt Securities and Loans Measured at Fair Value through Other Comprehensive Income
Debt securities and loans held within a
held-to-collect-and-sell
business model where their contractual cash flows pass the SPPI test are measured at FVOCI. Fair value changes are recognized in other comprehensive income, except for impairment gains or losses, interest income and foreign exchange gains and losses on the instrument’s amortized cost, which are recognized in the Consolidated Statement of Income. Interest income is recognized using EIRM. The expected credit loss (ECL) allowance is recognized and measured as described in the
Impairment – Expected Credit Loss Model
section of this Note. When the financial asset is derecognized, the cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to income and recognized in other income (loss).
Financial Assets
Held-for-Trading
The
held-for-sale
business model includes financial assets held within a trading portfolio, which have been originated, acquired, or incurred principally for the purpose of selling in the near term, or if they form part of a portfolio of identified financial instruments that are managed together and for which there is evidence of short-term profit-taking. Financial assets held within this business model consist of trading securities, trading loans, as well as certain securities purchased under reverse repurchase agreements.
Trading portfolio assets are accounted for at fair value with changes in fair value recognized in trading income (loss). Transaction costs are expensed as incurred. Dividends are recognized on the ex-dividend
date and interest is recognized on an accrual basis. Both dividends and interest are included in interest income.

Non-Trading
Financial Assets Measured at Fair Value through Profit or Loss
Non-trading
financial assets measured at FVTPL include financial assets held within the held-for-sale
and other business models, for example debt securities and loans managed on a fair value basis. Financial assets held within the held-to-collect
or
held-to-collect-and-sell
business models that do not pass the SPPI test are also classified as non-trading
financial assets measured at FVTPL. Changes in fair value as well as any gains or losses realized on disposal are recognized in other income (loss). Interest income from debt instruments is included in interest income on an accrual basis.
Financial Assets Designated at Fair Value through Profit or Loss
Debt instruments in a
held-to-collect
or
held-to-collect-and-sell
business model can be designated at initial recognition as measured at FVTPL, provided the designation can eliminate or significantly reduce an accounting mismatch that would otherwise arise from measuring these financial assets on a different basis. The FVTPL designation is available only for those financial instruments for which a reliable estimate of fair value can be obtained. Once financial assets are designated at FVTPL, the designation is irrevocable. Changes in fair value as well as any gains or losses realized on disposal are recognized in other income (loss). Interest income from these financial assets is included in interest income on an accrual basis.
Customers’ Liability under Acceptances
Acceptances represent a form of negotiable short-term debt issued by customers, which the Bank guarantees for a fee. Revenue is recognized on an accrual basis. The potential obligation of the Bank is reported as a liability under Acceptances on the Consolidated Balance Sheet. The Bank’s recourse against the customer in the event of a call on any of these commitments is reported as an asset of the same amount.
Equity Instruments
Equity investments are required to be measured at FVTPL, except where the Bank has elected at initial recognition to irrevocably designate an equity investment, held for purposes other than trading, at FVOCI. If such an election is made, the fair value changes, including any associated foreign exchange gains or losses, are recognized in other comprehensive income and are not subsequently reclassified to net income, including upon disposal. Realized gains and losses are transferred directly to retained earnings upon disposal. Consequently, there is no review required for impairment. Dividends will normally be recognized in interest income unless the dividends represent a recovery of part of the cost of the investment. Gains and losses on trading and non-trading
equity investments measured at FVTPL are included in trading income (loss) and other income (loss), respectively.
Classification and Measurement for Financial Liabilities
The Bank classifies its financial liabilities into the following categories:
•	Held-for-trading;
•	Designated at FVTPL; and
•	Other liabilities.
Financial Liabilities
Held-for-Trading
Financial liabilities are held within a trading portfolio if they have been incurred principally for the purpose of repurchasing in the near term, or form part of a portfolio of identified financial instruments that are managed together and for which there is evidence of a recent actual pattern of short-term profit-taking. Financial liabilities held-for-trading
are primarily trading deposits, securitization liabilities at fair value, obligations related to securities sold short and certain obligations related to securities sold under repurchase agreements.
Trading portfolio liabilities are accounted for at fair value, with changes in fair value as well as any gains or losses realized on disposal recognized in trading income (loss). Transaction costs are expensed as incurred. Interest is recognized on an accrual basis in interest expense.
Financial Liabilities Designated at Fair Value through Profit or Loss
Certain financial liabilities may be designated at FVTPL at initial recognition. To be designated at FVTPL, financial liabilities must meet one of the following criteria: (1) the designation eliminates or significantly reduces a measurement or recognition inconsistency; (2) the financial liabilities or a group of financial assets and financial liabilities are managed, and its performance is evaluated, on a fair value basis in accordance with a documented risk management or investment strategy; or (3) the instrument contains one or more embedded derivatives unless a) the embedded derivative does not significantly modify the cash flows that otherwise would be required by the contract, or b) it is clear with little or no analysis that separation of the embedded derivative from the financial instrument is prohibited. In addition, the FVTPL designation is available only for those financial instruments for which a reliable estimate of fair value can be obtained. Once financial liabilities are designated at FVTPL, the designation is irrevocable.
Financial liabilities designated at FVTPL are carried at fair value on the Consolidated Balance Sheet, with changes in fair value as well as any gains or losses realized on disposal recognized in other income (loss), except for the amount of change in fair value attributable to changes in the Bank’s own credit risk, which is presented in other comprehensive income. Amounts recognized in other comprehensive income are not subsequently reclassified to net income upon derecognition of the financial liability; instead, they are transferred directly to retained earnings.
Changes in fair value attributable to changes in the Bank’s own credit risk are measured as the difference between: (i) the period-over-period change in the present value of the expected cash flows using an all-in
discount curve reflecting both the interest rate benchmark curve and the Bank’s own credit curve; and (ii) the period-over-period change in the present value of the same expected cash flows using a discount curve based solely on the interest rate benchmark curve.
For loan commitments and financial guarantee contracts that are designated at FVTPL, the full change in fair value of the liability is recognized in other income (loss).
Interest is recognized on an accrual basis in interest expense.
Other Financial Liabilities
Deposits
Deposits, other than deposits included in a trading portfolio and deposits designated at FVTPL, are accounted for at amortized cost. Accrued interest on deposits is included in Other liabilities on the Consolidated Balance Sheet. Interest, including capitalized transaction costs, is recognized on an accrual basis using EIRM as Interest expense on the Consolidated Statement of Income.

Subordinated Notes and Debentures
Subordinated notes and debentures are accounted for at amortized cost. Accrued interest on subordinated notes and debentures is included in Other liabilities on the Consolidated Balance Sheet. Interest, including capitalized transaction costs, is recognized on an accrual basis using EIRM as Interest expense on the Consolidated Statement of Income.
Reclassification of Financial Assets and Financial Liabilities
Financial assets and financial liabilities are not reclassified subsequent to their initial recognition, except for financial assets for which the Bank changes its business model for managing financial assets. Such reclassifications of financial assets are expected to be rare in practice.
Impairment – Expected Credit Loss Model
The ECL model applies to financial assets, including loans and debt securities measured at amortized cost, loans and debt securities measured at FVOCI, loan commitments, and financial guarantees that are not measured at FVTPL.
The ECL model consists of three stages: Stage 1 – Twelve-month ECLs for performing financial assets, Stage 2 – Lifetime ECLs for financial assets that have experienced a significant increase in credit risk since initial recognition, and Stage 3 – Lifetime ECLs for financial assets that are credit-impaired. ECLs are the difference between all the contractual cash flows that are due to the Bank in accordance with the contract and all the cash flows the Bank expects to receive, discounted at the original EIR. If a significant increase in credit risk has occurred since initial recognition, impairment is measured as lifetime ECLs. Otherwise, impairment is measured as twelve-month ECLs which represent the portion of lifetime ECLs that are expected to occur based on default events that are possible within twelve months after the reporting date. If credit quality improves in a subsequent period such that the increase in credit risk since initial recognition is no longer considered significant, the loss allowance reverts to being measured based on twelve-month ECLs.
Significant Increase in Credit Risk
For retail exposures, significant increase in credit risk is assessed based on changes in the twelve-month probability of default (PD) since initial recognition, using a combination of individual and collective information that incorporates borrower and account specific attributes and relevant forward-looking macroeconomic variables.
For
non-retail
exposures, significant increase in credit risk is assessed based on changes in the internal risk rating (borrower risk ratings (BRR)) since initial recognition. Refer to the shaded areas of the “Managing Risk” section of the 2022 MD&A for further details on the Bank’s
21-point
BRR scale to risk levels.
For both retail and
non-retail
exposures, delinquency backstop when contractual payments are more than 30 days past due is also used in assessing significant increase in credit risk.
The Bank defines default as delinquency of 90 days or more for most retail products and BRR of 9 for non-retail
exposures. Exposures are considered credit-impaired and migrate to Stage 3 when the definition of default is met or when there is objective evidence that there has been a deterioration of credit quality to the extent the Bank no longer has reasonable assurance as to the timely collection of the full amount of principal and interest.
When assessing whether there has been a significant increase in credit risk since the initial recognition of a financial asset, the Bank considers all reasonable and supportable information that is available without undue cost or effort about past events, current conditions, and forecast of future economic conditions. Refer to Note 3 for additional details.
Measurement of Expected Credit Losses
ECLs are measured as the probability-weighted present value of expected cash shortfalls over the remaining expected life of the financial instrument and consider reasonable and supportable information about past events, current conditions, and forecasts of future events and economic conditions that impact the Bank’s credit risk assessment. Expected life is the maximum contractual period the Bank is exposed to credit risk, including extension options for which the borrower has unilateral right to exercise. For certain financial instruments that include both a loan and an undrawn commitment, and the Bank’s contractual ability to demand repayment and cancel the undrawn commitment does not limit the Bank’s exposure to credit losses to the contractual notice period, ECLs are measured over the period the Bank is exposed to credit risk. For example, ECLs for credit cards are measured over the borrowers’ expected behavioural life, incorporating survivorship assumptions and borrower-specific attributes.
The Bank leverages its Advanced Internal Ratings-Based (AIRB) models used for regulatory capital purposes and incorporates adjustments where appropriate to calculate ECLs.
Forward-Looking Information and Expert Credit Judgment
Forward-looking information is considered when determining significant increase in credit risk and measuring ECLs. Forward-looking macroeconomic factors are incorporated in the risk parameters as relevant.
Qualitative factors that are not already considered in the quantitative models are incorporated by applying expert credit judgment in determining the final ECLs. Refer to Note 3 for additional details.
Modified Loans
In cases where a borrower experiences financial difficulties, the Bank may grant certain modifications to the terms and conditions of a loan. Modifications may include payment deferrals, extension of amortization periods, rate reductions, principal forgiveness, debt consolidation, forbearance and other modifications intended to minimize the economic loss and to avoid foreclosure or repossession of collateral. The Bank has policies in place to determine the appropriate remediation strategy based on the individual borrower.
If the Bank determines that a modification results in expiry of cash flows, the original asset is derecognized and a new asset is recognized based on the new contractual terms. Significant increase in credit risk is assessed relative to the risk of default on the date of modification.
If the Bank determines that a modification does not result in derecognition, significant increase in credit risk is assessed based on the risk of default at initial recognition of the original asset. Expected cash flows arising from the modified contractual terms are considered when calculating ECLs for the modified asset. For loans that were modified while having lifetime ECLs, the loans can revert to having twelve-month ECLs after a period of performance and improvement in the borrower’s financial condition.
Allowance for Loan Losses, Excluding Acquired Credit-Impaired Loans
The allowance for loan losses represents management’s calculation of probability-weighted ECLs in the lending portfolios, including any off-balance
sheet exposures, at the balance sheet date. The allowance for loan losses for lending portfolios reported on the Consolidated Balance Sheet, which includes credit-related allowances for residential mortgages, consumer instalment and other personal, credit card, business and government loans, and customers’ liability under acceptances, is deducted from Loans on the Consolidated Balance Sheet. The allowance for loan losses for loans measured at FVOCI is presented on the Consolidated Statement of Changes in Equity. The allowance for loan losses for off-balance
sheet instruments, which relates to certain guarantees, letters of credit, and undrawn lines of credit, is recognized in Other liabilities on the Consolidated Balance Sheet. Allowances for lending portfolios reported on the balance sheet and off-balance
sheet exposures are calculated using the same methodology. The allowance is increased by the provision for credit losses and decreased by write-offs net of recoveries and disposals. Each quarter, allowances are reassessed and adjusted based on any changes in management’s estimate of ECLs. Loan losses on impaired loans in Stage 3 continue to be recognized by means of an allowance for loan losses until a loan is written off.
A loan is written off against the related allowance for loan losses when there is no realistic prospect of recovery.
Non-retail
loans are generally written off when all reasonable collection efforts have been exhausted, such as when a loan is sold, when all security has been realized, or when all security has been resolved with the receiver or bankruptcy court.
Non-real
estate retail loans are generally written off when contractual payments are 180 days past due, or when a loan is sold. Real-estate secured retail loans are generally written off when the security is realized. The time period over which the Bank performs collection activities on the contractual amount outstanding of financial assets that are written off varies from one jurisdiction to another and generally spans between less than one year to five years.
Allowance for Credit Losses on Debt Securities
The allowance for credit losses on debt securities represents management’s calculation of probability-weighted ECLs. Debt securities measured at amortized cost are presented net of the allowance for credit losses on the Consolidated Balance Sheet. The allowance for credit losses on debt securities measured at FVOCI are presented on the Consolidated Statement of Changes in Equity. The allowance for credit losses is increased by the provision for credit losses and decreased by write-offs net of recoveries and disposals.
Acquired Performing Loans
Acquired performing loans are initially measured at fair value, which considers incurred and expected future credit losses estimated at the acquisition date and also reflects adjustments based on the acquired loan’s interest rate in comparison to current market rates. On acquisition, twelve-month ECLs are recognized on the acquired performing loans, resulting in the carrying amount being lower than fair value. Acquired performing loans are subsequently accounted for at amortized cost based on their contractual cash flows and any acquisition related discount or premium, including credit-related discounts, is considered to be an adjustment to the loan yield and is recognized in interest income using EIRM over the term of the loan, or the expected life of the loan for acquired performing loans with revolving terms.
Acquired Credit-Impaired Loans
When loans are acquired with evidence of incurred credit loss where it is probable at the purchase date that the Bank will be unable to collect all contractually required principal and interest payments, they are generally considered to be acquired credit-impaired (ACI) loans, with no ECLs recognized on acquisition. ACI loans are identified as impaired at acquisition based on specific risk characteristics of the loans, including past due status, performance history, and recent borrower credit scores. ACI loans are accounted for based on the present value of expected cash flows as opposed to their contractual cash flows. The Bank determines the fair value of these loans at the acquisition date by discounting expected cash flows at a discount rate that reflects factors a market participant would use when determining fair value, including management assumptions relating to default rates, loss severities, the amount and timing of prepayments, and other factors that are reflective of current market conditions. With respect to certain individually significant ACI loans, accounting is applied individually at the loan level. The remaining ACI loans are aggregated provided they are acquired in the same fiscal quarter and have common risk characteristics. Aggregated loans are accounted for as a single asset with aggregated cash flows and a single composite interest rate. Subsequent to acquisition, the Bank regularly reassesses and updates its cash flow estimates for changes to assumptions relating to default rates, loss severities, the amount and timing of prepayments, and other factors that are reflective of current market conditions. Probable decreases in expected cash flows trigger the recognition of additional impairment, which is measured based on the present value of the revised expected cash flows discounted at the loan’s EIR as compared to the carrying value of the loan. The ECL in excess of the initial credit-related discount is recorded through the provision for credit losses. Interest income on ACI loans is calculated by applying the credit-adjusted EIR to the amortized cost of ACI loans.